Quarterly Holdings Report
for

Fidelity® High Income Central Fund

November 30, 2019

HICII-QTLY-0120
1.861968.111

Schedule of Investments November 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 81.3%
	Principal Amount	Value
Convertible Bonds - 1.0%
Broadcasting - 0.8%
DISH Network Corp.:
2.375% 3/15/24	$5,364,000	$4,842,700
3.375% 8/15/26	15,543,000	14,658,992
		19,501,692
Energy - 0.2%
Denbury Resources, Inc. 6.375% 12/31/24 (a)	10,175,000	5,552,780
Ensco Jersey Finance Ltd. 3% 1/31/24	1,500,000	933,750
		6,486,530

TOTAL CONVERTIBLE BONDS		25,988,222

Nonconvertible Bonds - 80.3%
Aerospace - 2.7%
BBA U.S. Holdings, Inc.:
4% 3/1/28 (a)	2,465,000	2,481,146
5.375% 5/1/26 (a)	3,245,000	3,412,053
Bombardier, Inc.:
7.5% 12/1/24 (a)	4,520,000	4,644,300
7.5% 3/15/25 (a)	580,000	587,250
7.875% 4/15/27 (a)	14,275,000	14,360,079
BWX Technologies, Inc. 5.375% 7/15/26 (a)	3,290,000	3,470,950
DAE Funding LLC:
4.5% 8/1/22 (a)	1,665,000	1,697,468
5% 8/1/24 (a)	1,830,000	1,915,754
Huntington Ingalls Industries, Inc. 5% 11/15/25 (a)	625,000	654,688
TransDigm UK Holdings PLC 6.875% 5/15/26	2,355,000	2,490,413
TransDigm, Inc.:
5.5% 11/15/27 (a)	16,420,000	16,420,000
6.25% 3/15/26 (a)	4,675,000	5,019,781
6.375% 6/15/26	130,000	136,625
6.5% 5/15/25	1,000,000	1,038,750
7.5% 3/15/27	8,825,000	9,553,063
Wolverine Escrow LLC 8.5% 11/15/24 (a)	1,645,000	1,657,963
		69,540,283
Air Transportation - 0.0%
Continental Airlines, Inc. pass-thru trust certificates:
8.388% 11/1/20	13	13
9.798% 10/1/22	351,184	363,423
		363,436
Automotive & Auto Parts - 0.2%
Allison Transmission, Inc.:
5% 10/1/24 (a)	1,160,000	1,187,550
5.875% 6/1/29 (a)	1,625,000	1,752,969
General Motors Financial Co., Inc. 4.25% 5/15/23	615,000	644,751
IAA Spinco, Inc. 5.5% 6/15/27 (a)	1,115,000	1,172,540
		4,757,810
Banks & Thrifts - 2.4%
Ally Financial, Inc.:
4.25% 4/15/21	1,170,000	1,200,654
5.75% 11/20/25	10,290,000	11,331,863
8% 11/1/31	11,003,000	15,052,599
8% 11/1/31	24,518,000	33,804,130
		61,389,246
Broadcasting - 1.5%
CBS Radio, Inc. 7.25% 11/1/24 (a)	1,015,000	1,070,825
Cumulus Media New Holdings, Inc. 6.75% 7/1/26 (a)	1,420,000	1,510,525
Entercom Media Corp. 6.5% 5/1/27 (a)	1,270,000	1,339,850
iHeartCommunications, Inc.:
6.375% 5/1/26	46,387	50,098
8.375% 5/1/27	84,077	91,644
9% 5/15/22 (b)	780,000	0
Netflix, Inc.:
4.875% 4/15/28	1,735,000	1,777,126
5.875% 11/15/28	2,195,000	2,398,038
Nexstar Escrow, Inc. 5.625% 7/15/27 (a)	2,755,000	2,902,062
Scripps Escrow, Inc. 5.875% 7/15/27 (a)	2,215,000	2,275,220
Sinclair Television Group, Inc. 5.125% 2/15/27 (a)	320,000	323,200
Sirius XM Radio, Inc.:
3.875% 8/1/22 (a)	2,155,000	2,198,100
4.625% 7/15/24 (a)	3,615,000	3,786,713
5% 8/1/27 (a)	7,435,000	7,825,338
5.375% 4/15/25 (a)	3,241,040	3,354,476
5.375% 7/15/26 (a)	3,120,000	3,295,500
Tegna, Inc. 5% 9/15/29 (a)	4,385,000	4,390,481
		38,589,196
Building Materials - 0.3%
Advanced Drain Systems, Inc. 5% 9/30/27 (a)	505,000	517,625
Building Materials Corp. of America:
5.5% 2/15/23 (a)	690,000	705,525
6% 10/15/25 (a)	1,165,000	1,218,881
HD Supply, Inc. 5.375% 10/15/26 (a)	3,760,000	3,985,600
HMAN Finance Sub Corp. 6.375% 7/15/22 (a)	510,000	469,200
U.S. Concrete, Inc. 6.375% 6/1/24	425,000	442,000
		7,338,831
Cable/Satellite TV - 7.2%
Altice Luxembourg SA 10.5% 5/15/27 (a)	7,670,000	8,697,780
Altice SA 7.625% 2/15/25 (a)	14,895,000	15,509,419
Cablevision Systems Corp. 5.875% 9/15/22	805,000	867,388
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.75% 3/1/30 (a)	5,200,000	5,343,000
5% 2/1/28 (a)	10,535,000	11,088,088
5.125% 5/1/23 (a)	4,310,000	4,412,363
5.125% 5/1/27 (a)	16,885,000	17,898,100
5.375% 5/1/25 (a)	1,600,000	1,656,000
5.5% 5/1/26 (a)	5,950,000	6,277,250
5.75% 9/1/23	1,160,000	1,184,314
5.75% 1/15/24	615,000	628,069
5.75% 2/15/26 (a)	6,925,000	7,314,254
5.875% 4/1/24 (a)	2,995,000	3,122,288
5.875% 5/1/27 (a)	8,600,000	9,159,000
CSC Holdings LLC:
5.375% 2/1/28 (a)	8,195,000	8,666,213
5.5% 5/15/26 (a)	4,470,000	4,722,153
5.5% 4/15/27 (a)	11,830,000	12,584,163
5.75% 1/15/30 (a)	3,690,000	3,892,950
6.5% 2/1/29 (a)	5,110,000	5,699,745
7.5% 4/1/28 (a)	4,545,000	5,118,806
DISH DBS Corp.:
5% 3/15/23	4,720,000	4,755,400
5.875% 7/15/22	3,205,000	3,349,225
5.875% 11/15/24	4,370,000	4,364,538
6.75% 6/1/21	1,122,000	1,182,184
7.75% 7/1/26	9,205,000	9,532,583
LCPR Senior Secured Financing DAC 6.75% 10/15/27 (a)	2,440,000	2,516,250
Virgin Media Finance PLC 4.875% 2/15/22	845,000	843,944
VTR Finance BV 6.875% 1/15/24 (a)	845,000	864,805
Ziggo B.V.:
4.875% 1/15/30 (a)	1,730,000	1,773,250
5.5% 1/15/27 (a)	12,690,000	13,436,172
Ziggo Bond Co. BV 6% 1/15/27 (a)	4,760,000	4,993,264
Ziggo Bond Finance BV 5.875% 1/15/25 (a)	3,325,000	3,424,750
		184,877,708
Chemicals - 2.2%
Blue Cube Spinco, Inc.:
9.75% 10/15/23	1,175,000	1,277,813
10% 10/15/25	1,455,000	1,622,325
CF Industries Holdings, Inc.:
3.45% 6/1/23	1,040,000	1,063,400
4.95% 6/1/43	6,210,000	6,334,200
5.15% 3/15/34	5,790,000	6,311,100
5.375% 3/15/44	16,955,000	18,099,463
OCI NV:
5.25% 11/1/24 (a)	3,965,000	4,103,775
6.625% 4/15/23 (a)	3,625,000	3,779,063
Olin Corp.:
5% 2/1/30	1,215,000	1,205,888
5.125% 9/15/27	1,725,000	1,789,688
Starfruit Finco BV / Starfruit U.S. Holdco LLC 8% 10/1/26 (a)	945,000	982,800
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 5.375% 9/1/25 (a)	1,175,000	1,176,504
Tronox Finance PLC 5.75% 10/1/25 (a)	1,510,000	1,491,125
Tronox, Inc. 6.5% 4/15/26 (a)	4,120,000	4,150,900
Valvoline, Inc. 4.375% 8/15/25	970,000	991,825
W. R. Grace & Co.-Conn.:
5.125% 10/1/21 (a)	345,000	357,938
5.625% 10/1/24 (a)	1,095,000	1,190,813
		55,928,620
Consumer Products - 0.2%
Edgewell Personal Care Co. 5.5% 6/15/25 (a)	45,000	46,631
Prestige Brands, Inc. 6.375% 3/1/24 (a)	370,000	385,263
Tempur Sealy International, Inc. 5.5% 6/15/26	1,155,000	1,212,750
The Scotts Miracle-Gro Co. 4.5% 10/15/29 (a)	3,335,000	3,368,350
		5,012,994
Containers - 1.6%
ARD Finance SA 6.5% 6/30/27 pay-in-kind (a)(c)	4,795,000	4,777,978
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
5.25% 8/15/27 (a)	4,410,000	4,536,788
6% 2/15/25 (a)	9,318,000	9,783,900
Berry Global, Inc. 4.5% 2/15/26 (a)	3,580,000	3,640,037
Crown Americas LLC/Crown Americas Capital Corp. IV 4.5% 1/15/23	365,000	381,608
Crown Americas LLC/Crown Americas Capital Corp. V 4.25% 9/30/26	7,695,000	7,964,325
OI European Group BV 4% 3/15/23 (a)	1,595,000	1,591,013
Plastipak Holdings, Inc. 6.25% 10/15/25 (a)	730,000	615,025
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.125% 7/15/23 (a)	650,000	664,625
5.75% 10/15/20	4,432,699	4,438,018
7% 7/15/24 (a)	950,000	983,250
Trivium Packaging Finance BV:
5.5% 8/15/26 (a)	1,510,000	1,585,523
8.5% 8/15/27 (a)	1,515,000	1,647,563
		42,609,653
Diversified Financial Services - 6.1%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 4.625% 10/30/20	1,965,000	2,008,596
Aircastle Ltd. 5% 4/1/23	755,000	809,489
Chobani LLC/Finance Corp., Inc. 7.5% 4/15/25 (a)	3,160,000	2,994,100
CIT Group, Inc.:
4.125% 3/9/21	1,570,000	1,599,438
5% 8/15/22	472,000	502,350
Crown Americas LLC/Crown Americas Capital Corp. IV 4.75% 2/1/26	7,931,000	8,317,636
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.375% 8/15/26 (a)	5,120,000	5,196,800
Enviva Partners LP / Enviva Partners Finance Corp. 6.5% 1/15/26 (a)(d)	3,315,000	3,444,948
FLY Leasing Ltd.:
5.25% 10/15/24	8,005,000	8,255,156
6.375% 10/15/21	2,460,000	2,503,050
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
6.25% 2/1/22	4,960,000	5,059,200
6.25% 5/15/26	9,965,000	10,600,269
6.375% 12/15/25	5,145,000	5,440,838
6.75% 2/1/24	1,565,000	1,627,600
Intelsat Connect Finance SA 9.5% 2/15/23 (a)	2,665,000	1,559,025
International Lease Finance Corp. 5.875% 8/15/22	570,000	621,987
MSCI, Inc.:
4% 11/15/29 (a)	5,785,000	5,813,925
4.75% 8/1/26 (a)	1,485,000	1,559,250
5.375% 5/15/27 (a)	1,070,000	1,146,238
5.75% 8/15/25 (a)	1,390,000	1,459,500
Navient Corp.:
5% 10/26/20	345,000	351,900
5.5% 1/25/23	990,000	1,043,213
5.875% 10/25/24	6,145,000	6,544,425
6.5% 6/15/22	2,235,000	2,423,902
6.625% 7/26/21	675,000	715,507
7.25% 1/25/22	1,185,000	1,285,725
7.25% 9/25/23	3,035,000	3,368,850
8% 3/25/20	2,730,000	2,768,411
Park Aerospace Holdings Ltd.:
4.5% 3/15/23 (a)	7,835,000	8,204,812
5.25% 8/15/22 (a)	3,990,000	4,237,779
5.5% 2/15/24 (a)	21,320,000	23,332,608
Quicken Loans, Inc. 5.25% 1/15/28 (a)	1,710,000	1,784,308
Radiate Holdco LLC/Radiate Financial Service Ltd.:
6.625% 2/15/25 (a)	7,120,000	7,191,200
6.875% 2/15/23 (a)	4,015,000	4,095,300
Springleaf Finance Corp.:
6.875% 3/15/25	4,170,000	4,762,265
7.125% 3/15/26	11,015,000	12,694,788
8.25% 12/15/20	1,195,000	1,263,713
		156,588,101
Diversified Media - 0.3%
E.W. Scripps Co. 5.125% 5/15/25 (a)	1,875,000	1,900,781
Nielsen Co. SARL (Luxembourg):
5% 2/1/25 (a)	1,645,000	1,651,169
5.5% 10/1/21 (a)	175,000	175,219
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (a)	875,000	880,469
Viacom, Inc.:
5.875% 2/28/57 (c)	1,375,000	1,434,950
6.25% 2/28/57 (c)	1,850,000	2,016,500
		8,059,088
Energy - 13.0%
Antero Midstream Partners LP/Antero Midstream Finance Corp.:
5.375% 9/15/24	785,000	671,175
5.75% 3/1/27 (a)	4,350,000	3,436,500
5.75% 1/15/28 (a)	2,220,000	1,714,950
Antero Resources Finance Corp. 5.375% 11/1/21	2,780,000	2,568,025
Apergy Corp. 6.375% 5/1/26	830,000	821,700
Archrock Partners LP / Archrock Partners Finance Corp. 6.875% 4/1/27 (a)	700,000	720,724
Baytex Energy Corp.:
5.125% 6/1/21 (a)	275,000	271,906
5.625% 6/1/24 (a)	830,000	740,327
California Resources Corp. 8% 12/15/22 (a)	28,815,000	8,068,200
Centennial Resource Production LLC 6.875% 4/1/27 (a)	2,065,000	2,013,602
Cheniere Energy Partners LP:
5.25% 10/1/25	6,470,000	6,664,100
5.625% 10/1/26	2,155,000	2,268,094
Chesapeake Energy Corp.:
4.875% 4/15/22	3,200,000	2,240,000
5.75% 3/15/23	5,440,000	3,304,800
8% 1/15/25	2,700,000	1,387,125
8% 6/15/27	8,740,000	4,173,350
Citgo Holding, Inc. 9.25% 8/1/24 (a)	2,625,000	2,752,969
Citgo Petroleum Corp. 6.25% 8/15/22 (a)	1,365,000	1,380,356
CNX Midstream Partners LP 6.5% 3/15/26 (a)	1,030,000	939,875
Compressco Partners LP/Compressco Finance, Inc. 7.5% 4/1/25 (a)	535,000	506,913
Comstock Escrow Corp. 9.75% 8/15/26	6,330,000	5,222,250
Consolidated Energy Finance SA:
3 month U.S. LIBOR + 3.750% 5.8685% 6/15/22 (a)(c)(e)	8,045,000	7,964,966
6.5% 5/15/26 (a)	8,405,000	7,816,650
6.875% 6/15/25 (a)	5,130,000	4,847,850
Covey Park Energy LLC 7.5% 5/15/25 (a)	7,955,000	6,165,125
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 5.75% 4/1/25	1,045,000	1,050,539
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22	1,665,000	1,685,813
DCP Midstream LLC 5.85% 5/21/43 (a)(c)	3,410,000	3,137,200
DCP Midstream Operating LP 5.375% 7/15/25	4,985,000	5,308,925
Denbury Resources, Inc.:
7.75% 2/15/24 (a)	13,153,000	9,782,544
9% 5/15/21 (a)	355,000	311,513
9.25% 3/31/22 (a)	4,105,000	3,396,888
EG Global Finance PLC:
6.75% 2/7/25 (a)	11,355,000	11,213,063
8.5% 10/30/25 (a)	2,520,000	2,639,700
Endeavor Energy Resources LP/EER Finance, Inc.:
5.5% 1/30/26 (a)	1,270,000	1,298,575
5.75% 1/30/28 (a)	7,950,000	8,320,947
EnLink Midstream LLC 5.375% 6/1/29	810,000	686,232
EP Energy LLC/Everest Acquisition Finance, Inc. 7.75% 5/15/26 (a)(f)	19,900,000	13,333,000
Exterran Energy Solutions LP 8.125% 5/1/25	885,000	871,725
Exterran Partners LP/EXLP Finance Corp. 6% 10/1/22	930,000	932,325
FTS International, Inc. 6.25% 5/1/22	130,000	73,125
Hess Infrastructure Partners LP 5.625% 2/15/26 (a)	6,900,000	7,176,000
Hess Midstream Partners LP 5.125% 6/15/28 (a)(d)	2,905,000	2,938,408
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (a)	2,280,000	2,030,089
5.75% 10/1/25 (a)	5,325,000	4,625,668
6.25% 11/1/28 (a)	505,000	424,821
Holly Energy Partners LP/Holly Finance Corp. 6% 8/1/24 (a)	575,000	600,933
Jonah Energy LLC 7.25% 10/15/25 (a)	10,465,000	3,034,850
KLX Energy Services Holdings, Inc. 11.5% 11/1/25 (a)	2,685,000	2,346,019
Magnolia Oil & Gas Operating LLC 6% 8/1/26 (a)	2,415,000	2,399,906
MEG Energy Corp.:
6.375% 1/30/23 (a)	8,705,000	8,530,900
7% 3/31/24 (a)	10,160,000	9,963,150
MPLX LP 6.375% 5/1/24 (a)	1,185,000	1,239,572
Murphy Oil Corp. 5.875% 12/1/27	3,290,000	3,307,141
Nabors Industries, Inc.:
5.5% 1/15/23	3,575,000	3,146,000
5.75% 2/1/25	8,036,000	6,268,080
Neptune Energy Bondco PLC 6.625% 5/15/25 (a)	1,065,000	1,061,060
Nine Energy Service, Inc. 8.75% 11/1/23 (a)	600,000	448,500
Noble Holding International Ltd.:
5.25% 3/15/42	620,000	186,000
6.05% 3/1/41	835,000	258,850
6.2% 8/1/40	2,270,000	760,450
7.75% 1/15/24	1,886,000	961,860
7.95% 4/1/25 (c)	3,080,000	1,509,200
Oasis Petroleum, Inc. 6.875% 3/15/22	563,000	526,053
Pacific Drilling SA 12% 4/1/24 pay-in-kind (a)(c)	154,146	67,824
Parsley Energy LLC/Parsley:
5.25% 8/15/25 (a)	775,000	786,873
5.375% 1/15/25 (a)	4,270,000	4,365,990
5.625% 10/15/27 (a)	1,225,000	1,266,344
6.25% 6/1/24 (a)	4,390,000	4,554,625
PBF Holding Co. LLC/PBF Finance Corp.:
7% 11/15/23	3,430,000	3,563,942
7.25% 6/15/25	2,085,000	2,204,888
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23	3,935,000	4,054,427
Peabody Energy Corp.:
6% 3/31/22 (a)	545,000	531,375
6.375% 3/31/25 (a)	680,000	598,400
Pride International, Inc. 7.875% 8/15/40	2,554,000	1,123,760
Rose Rock Midstream LP/Rose Rock Finance Corp. 5.625% 7/15/22	3,035,000	3,059,662
Sanchez Energy Corp.:
6.125% 1/15/23 (f)	7,455,000	260,925
7.25% 2/15/23 (a)(f)	16,575,000	10,773,750
SemGroup Corp.:
6.375% 3/15/25	3,265,000	3,403,763
7.25% 3/15/26	5,460,000	5,992,350
Semgroup Corp. / Rose Rock Finance 5.625% 11/15/23	2,615,000	2,680,375
SESI LLC 7.75% 9/15/24	985,000	563,095
SM Energy Co.:
5% 1/15/24	2,930,000	2,695,600
5.625% 6/1/25	3,360,000	3,057,600
6.125% 11/15/22	1,480,000	1,443,000
6.625% 1/15/27	1,145,000	1,041,950
6.75% 9/15/26	805,000	732,550
Southwestern Energy Co.:
7.5% 4/1/26	3,340,000	2,926,675
7.75% 10/1/27	2,095,000	1,820,031
Sunoco LP/Sunoco Finance Corp.:
4.875% 1/15/23	2,335,000	2,387,538
5.5% 2/15/26	1,885,000	1,948,619
6% 4/15/27	5,495,000	5,822,612
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.25% 11/15/23	3,100,000	3,127,125
5.125% 2/1/25	1,730,000	1,777,402
5.25% 5/1/23	710,000	716,213
5.375% 2/1/27	1,025,000	1,042,938
5.5% 3/1/30 (a)	2,470,000	2,476,916
5.875% 4/15/26	3,295,000	3,466,999
6.5% 7/15/27 (a)	1,275,000	1,359,867
6.75% 3/15/24	4,245,000	4,409,494
6.875% 1/15/29 (a)	2,255,000	2,435,400
Teine Energy Ltd. 6.875% 9/30/22 (a)	4,534,000	4,534,000
TerraForm Power Operating LLC:
4.25% 1/31/23 (a)	2,000,000	2,034,170
4.75% 1/15/30 (a)	8,295,000	8,336,060
5% 1/31/28 (a)	1,610,000	1,673,402
Transocean Sentry Ltd. 5.375% 5/15/23 (a)	2,705,000	2,705,000
U.S.A. Compression Partners LP:
6.875% 4/1/26	1,975,000	2,029,313
6.875% 9/1/27 (a)	390,000	398,892
Ultra Resources, Inc. 11% 7/12/24 pay-in-kind	1,689,938	270,390
Valaris PLC:
4.5% 10/1/24	4,290,000	1,951,950
5.2% 3/15/25	2,980,000	1,341,000
5.75% 10/1/44	1,156,000	439,280
7.75% 2/1/26	2,135,000	960,750
Viper Energy Partners LP 5.375% 11/1/27 (a)	1,105,000	1,149,156
W&T Offshore, Inc. 9.75% 11/1/23 (a)	2,455,000	2,258,600
Weatherford International Ltd.:
5.95% 4/15/42 (f)	250,000	64,375
6.5% 8/1/36 (f)	1,380,000	355,350
7% 3/15/38 (f)	656,000	168,920
9.875% 2/15/24 (f)	3,110,000	808,600
Weatherford International, Inc.:
6.8% 6/15/37 (f)	780,000	200,850
9.875% 3/1/25 (f)	13,907,000	3,615,820
		336,283,931
Entertainment/Film - 0.3%
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp.:
5.625% 2/15/24	400,000	410,396
5.875% 3/15/25	1,180,000	1,216,344
New Cotai LLC/New Cotai Capital Corp. 10.625% 5/1/19 pay-in-kind (a)(c)(f)	11,300,282	4,972,124
		6,598,864
Environmental - 0.5%
Covanta Holding Corp. 6% 1/1/27	4,320,000	4,525,200
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (a)	8,490,000	8,557,241
Waste Pro U.S.A., Inc. 5.5% 2/15/26 (a)	315,000	325,238
		13,407,679
Food & Drug Retail - 0.2%
Performance Food Group, Inc.:
5.5% 6/1/24 (a)	1,550,000	1,588,750
5.5% 10/15/27 (a)	2,755,000	2,927,188
Tops Markets LLC 13% 11/19/24 pay-in-kind (c)	566,931	561,262
		5,077,200
Food/Beverage/Tobacco - 3.3%
C&S Group Enterprises LLC 5.375% 7/15/22 (a)	5,105,000	5,156,050
Cott Holdings, Inc. 5.5% 4/1/25 (a)	1,555,000	1,628,863
Darling International, Inc. 5.25% 4/15/27 (a)	2,760,000	2,915,250
ESAL GmbH 6.25% 2/5/23 (a)	1,103,000	1,115,409
JBS Investments II GmbH:
5.75% 1/15/28 (a)	2,330,000	2,452,325
7% 1/15/26 (a)	2,260,000	2,446,450
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (a)	12,745,000	13,222,938
5.875% 7/15/24 (a)	8,690,000	8,959,390
6.75% 2/15/28 (a)	6,150,000	6,787,448
JBS U.S.A. Lux SA / JBS Food Co.:
5.5% 1/15/30 (a)	4,395,000	4,686,169
6.5% 4/15/29 (a)	7,135,000	7,902,013
KeHE Distributors LLC / KeHE Finance Corp. 8.625% 10/15/26 (a)	2,130,000	2,215,200
Lamb Weston Holdings, Inc.:
4.625% 11/1/24 (a)	1,055,000	1,114,344
4.875% 11/1/26 (a)	320,000	338,400
Pilgrim's Pride Corp. 5.75% 3/15/25 (a)	795,000	824,813
Post Holdings, Inc.:
5% 8/15/26 (a)	11,160,000	11,717,777
5.75% 3/1/27 (a)	5,865,000	6,282,999
Vector Group Ltd. 6.125% 2/1/25 (a)	6,135,000	5,866,594
		85,632,432
Gaming - 3.9%
Boyd Gaming Corp.:
4.75% 12/1/27 (a)(d)	4,130,000	4,171,837
6% 8/15/26	680,000	724,200
6.375% 4/1/26	395,000	421,663
Caesars Resort Collection LLC 5.25% 10/15/25 (a)	16,815,000	17,377,630
Chukchansi Economic Development Authority 9.75% 5/30/20 (a)(f)	2,860,873	1,430,437
Downstream Development Authority 10.5% 2/15/23 (a)	1,075,000	1,126,063
Eldorado Resorts, Inc. 6% 9/15/26	1,285,000	1,414,528
GLP Capital LP/GLP Financing II, Inc.:
5.25% 6/1/25	2,950,000	3,237,714
5.375% 4/15/26	925,000	1,019,287
Golden Entertainment, Inc. 7.625% 4/15/26 (a)	935,000	988,763
International Game Technology PLC 6.25% 1/15/27 (a)	960,000	1,077,600
MCE Finance Ltd.:
4.875% 6/6/25 (a)	2,585,000	2,638,814
5.25% 4/26/26 (a)	2,925,000	3,011,187
5.375% 12/4/29 (a)	1,730,000	1,765,514
MGM Growth Properties Operating Partnership LP:
4.5% 9/1/26	4,310,000	4,536,275
5.75% 2/1/27 (a)	2,590,000	2,900,800
MGM Mirage, Inc.:
5.5% 4/15/27	2,760,000	3,032,550
5.75% 6/15/25	7,290,000	8,137,463
7.75% 3/15/22	660,000	740,025
Penn National Gaming, Inc. 5.625% 1/15/27 (a)	355,000	368,313
Scientific Games Corp.:
5% 10/15/25 (a)	2,730,000	2,851,567
6.25% 9/1/20	580,000	580,580
6.625% 5/15/21	5,350,000	5,423,563
Stars Group Holdings BV 7% 7/15/26 (a)	2,935,000	3,169,800
Station Casinos LLC 5% 10/1/25 (a)	1,085,000	1,101,275
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875% 5/15/25 (a)	3,915,000	3,885,638
Transocean, Inc. 7.25% 11/1/25 (a)	5,060,000	4,516,050
Twin River Worldwide Holdings, Inc. 6.75% 6/1/27 (a)	1,685,000	1,735,550
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25% 5/15/27 (a)	6,910,000	7,203,675
Wynn Macau Ltd.:
4.875% 10/1/24 (a)	3,795,000	3,851,925
5.5% 10/1/27 (a)	3,065,000	3,146,414
Wynn Resorts Ltd. 5.125% 10/1/29 (a)	3,090,000	3,271,538
		100,858,238
Healthcare - 9.6%
BCPE Cycle Merger Sub II, Inc. 10.625% 7/15/27 (a)	3,955,000	3,747,363
Catalent Pharma Solutions 5% 7/15/27 (a)	825,000	855,938
Centene Corp.:
4.25% 12/15/27 (a)(d)	2,460,000	2,530,725
4.625% 12/15/29 (a)(d)	3,825,000	4,011,469
5.375% 6/1/26 (a)	4,775,000	5,067,469
Charles River Laboratories International, Inc.:
4.25% 5/1/28 (a)	735,000	740,513
5.5% 4/1/26 (a)	1,235,000	1,315,275
Community Health Systems, Inc.:
6.25% 3/31/23	14,890,000	14,703,875
8% 3/15/26 (a)	14,545,000	14,526,819
8.125% 6/30/24 (a)	1,835,000	1,431,300
8.625% 1/15/24 (a)	3,285,000	3,383,550
CTR Partnership LP/CareTrust Capital Corp. 5.25% 6/1/25	4,000,000	4,160,000
DaVita HealthCare Partners, Inc.:
5% 5/1/25	11,950,000	12,328,576
5.125% 7/15/24	4,845,000	4,972,181
Encompass Health Corp.:
5.75% 11/1/24	3,083,000	3,125,391
5.75% 9/15/25	4,660,000	4,893,000
HCA Holdings, Inc.:
4.5% 2/15/27	2,350,000	2,535,893
5.25% 6/15/26	645,000	720,700
5.375% 2/1/25	6,835,000	7,552,675
5.375% 9/1/26	4,700,000	5,205,250
5.625% 9/1/28	3,260,000	3,683,800
5.875% 5/1/23	1,150,000	1,267,875
5.875% 2/15/26	5,470,000	6,174,263
5.875% 2/1/29	1,355,000	1,548,088
6.25% 2/15/21	1,045,000	1,094,638
Hologic, Inc.:
4.375% 10/15/25 (a)	3,360,000	3,460,800
4.625% 2/1/28 (a)	685,000	722,675
IMS Health, Inc.:
5% 10/15/26 (a)	1,750,000	1,837,500
5% 5/15/27 (a)	1,385,000	1,454,250
MPT Operating Partnership LP/MPT Finance Corp.:
5% 10/15/27	6,120,000	6,426,000
5.25% 8/1/26	4,066,000	4,320,979
5.5% 5/1/24	1,235,000	1,268,963
6.375% 3/1/24	3,280,000	3,430,650
NVA Holdings, Inc. 6.875% 4/1/26 (a)	775,000	837,000
Polaris Intermediate Corp. 8.5% 12/1/22 pay-in-kind (a)(c)	3,995,000	3,314,851
Sabra Health Care LP/Sabra Capital Corp. 3.9% 10/15/29	2,643,000	2,645,088
Service Corp. International 5.125% 6/1/29	1,845,000	1,969,538
SP Finco LLC 6.75% 7/1/25 (a)	250,000	240,625
Surgery Center Holdings, Inc. 10% 4/15/27 (a)	2,760,000	2,898,000
Teleflex, Inc. 4.875% 6/1/26	3,940,000	4,117,300
Tenet Healthcare Corp.:
4.625% 7/15/24	9,240,000	9,563,400
5.125% 5/1/25	12,665,000	13,013,288
6.25% 2/1/27 (a)	6,915,000	7,399,050
6.75% 6/15/23	14,150,000	15,282,000
7% 8/1/25	1,425,000	1,498,031
8.125% 4/1/22	10,395,000	11,356,538
Valeant Pharmaceuticals International, Inc.:
5.5% 3/1/23 (a)	661,000	665,958
5.5% 11/1/25 (a)	4,680,000	4,890,600
5.75% 8/15/27 (a)	640,000	693,600
5.875% 5/15/23 (a)	2,347,000	2,376,338
6.125% 4/15/25 (a)	3,975,000	4,133,881
7% 3/15/24 (a)	6,265,000	6,554,756
8.5% 1/31/27 (a)	2,815,000	3,187,988
9% 12/15/25 (a)	1,775,000	2,005,750
9.25% 4/1/26 (a)	5,560,000	6,364,588
Vizient, Inc. 6.25% 5/15/27 (a)	680,000	736,100
Wellcare Health Plans, Inc.:
5.25% 4/1/25	4,820,000	5,042,925
5.375% 8/15/26 (a)	1,775,000	1,890,375
		247,176,011
Homebuilders/Real Estate - 1.6%
Alliant Holdings Intermediate LLC 6.75% 10/15/27 (a)	3,345,000	3,537,338
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (a)	1,055,000	1,070,825
Howard Hughes Corp. 5.375% 3/15/25 (a)	5,770,000	6,053,769
iStar Financial, Inc. 4.75% 10/1/24	4,460,000	4,579,863
Kennedy-Wilson, Inc. 5.875% 4/1/24	1,570,000	1,612,469
Lennar Corp.:
4.75% 11/29/27	1,605,000	1,729,388
5% 6/15/27	780,000	843,375
5.25% 6/1/26	1,791,000	1,956,668
5.875% 11/15/24	520,000	579,800
M/I Homes, Inc. 5.625% 8/1/25	480,000	498,000
Mattamy Group Corp.:
6.5% 10/1/25 (a)	800,000	854,000
6.875% 12/15/23 (a)	1,005,000	1,041,381
Realogy Group LLC/Realogy Co.-Issuer Corp. 5.25% 12/1/21 (a)	615,000	619,613
Starwood Property Trust, Inc.:
4.75% 3/15/25	2,420,000	2,516,800
5% 12/15/21	865,000	901,763
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.625% 3/1/24 (a)	2,265,000	2,434,875
5.75% 1/15/28 (a)	2,945,000	3,151,150
5.875% 6/15/27 (a)	2,250,000	2,435,625
VICI Properties, Inc.:
4.25% 12/1/26 (a)	1,655,000	1,688,100
4.625% 12/1/29 (a)	1,655,000	1,706,553
William Lyon Homes, Inc.:
6% 9/1/23	540,000	562,950
7% 8/15/22	142,000	142,355
		40,516,660
Hotels - 0.7%
Hilton Domestic Operating Co., Inc.:
4.875% 1/15/30	4,580,000	4,866,250
5.125% 5/1/26	8,990,000	9,461,975
Hilton Escrow Issuer LLC 4.25% 9/1/24	1,545,000	1,572,038
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 4.875% 4/1/27	1,165,000	1,234,900
		17,135,163
Insurance - 0.6%
Acrisure LLC / Acrisure Finance, Inc.:
7% 11/15/25 (a)	5,180,000	4,645,010
8.125% 2/15/24 (a)	1,775,000	1,885,938
AmWINS Group, Inc. 7.75% 7/1/26 (a)	3,835,000	4,146,594
HUB International Ltd. 7% 5/1/26 (a)	1,395,000	1,429,875
USIS Merger Sub, Inc. 6.875% 5/1/25 (a)	3,250,000	3,266,250
		15,373,667
Leisure - 0.2%
Mattel, Inc. 2.35% 8/15/21	1,600,000	1,612,000
Studio City Co. Ltd. 7.25% 11/30/21 (a)	1,295,000	1,322,923
Voc Escrow Ltd. 5% 2/15/28 (a)	1,800,000	1,888,506
		4,823,429
Metals/Mining - 1.7%
Alpha Natural Resources, Inc. 9.75% 4/15/18 (b)(f)	1,099,000	0
Compass Minerals International, Inc. 6.75% 12/1/27 (a)	4,975,000	5,149,125
Constellium NV 5.875% 2/15/26 (a)	1,240,000	1,291,925
First Quantum Minerals Ltd.:
6.5% 3/1/24 (a)	6,570,000	6,368,794
6.875% 3/1/26 (a)	5,275,000	5,095,320
7.25% 5/15/22 (a)	900,000	907,866
7.25% 4/1/23 (a)	5,485,000	5,515,168
7.5% 4/1/25 (a)	5,735,000	5,634,638
FMG Resources (August 2006) Pty Ltd.:
4.75% 5/15/22 (a)	1,765,000	1,809,125
5.125% 3/15/23 (a)	1,530,000	1,598,850
5.125% 5/15/24 (a)	770,000	807,861
Freeport-McMoRan, Inc.:
3.55% 3/1/22	2,058,000	2,068,290
3.875% 3/15/23	2,960,000	3,020,384
Nufarm Australia Ltd. 5.75% 4/30/26 (a)	3,585,000	3,513,300
		42,780,646
Paper - 0.2%
Berry Global Escrow Corp.:
4.875% 7/15/26 (a)	1,355,000	1,417,669
5.625% 7/15/27 (a)	1,110,000	1,182,150
Flex Acquisition Co., Inc.:
6.875% 1/15/25 (a)	2,080,000	1,981,200
7.875% 7/15/26 (a)	275,000	262,625
NewPage Corp. 11.375% 12/31/2014 (b)(f)	4,077,567	0
		4,843,644
Restaurants - 1.0%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
4.25% 5/15/24 (a)	3,287,000	3,360,958
4.375% 1/15/28 (a)	2,745,000	2,755,294
5% 10/15/25 (a)	1,875,000	1,944,431
Golden Nugget, Inc.:
6.75% 10/15/24 (a)	7,195,000	7,428,838
8.75% 10/1/25 (a)	1,385,000	1,468,100
KFC Holding Co./Pizza Hut Holding LLC:
4.75% 6/1/27 (a)	1,325,000	1,378,000
5% 6/1/24 (a)	6,145,000	6,375,438
		24,711,059
Services - 1.9%
ADT Corp. 4.875% 7/15/32 (a)	1,075,000	935,250
APX Group, Inc. 8.75% 12/1/20	780,000	763,425
Aramark Services, Inc.:
4.75% 6/1/26	4,590,000	4,750,650
5% 4/1/25 (a)	1,235,000	1,289,031
ASGN, Inc. 4.625% 5/15/28 (a)	2,050,000	2,060,250
Avantor, Inc. 6% 10/1/24 (a)	740,000	792,725
BidFair MergeRight, Inc. 7.375% 10/15/27 (a)	5,510,000	5,379,138
Brand Energy & Infrastructure Services, Inc. 8.5% 7/15/25 (a)	5,780,000	5,635,500
CDK Global, Inc.:
4.875% 6/1/27	460,000	481,901
5.25% 5/15/29 (a)	1,305,000	1,383,496
5.875% 6/15/26	1,615,000	1,726,031
Corrections Corp. of America:
4.625% 5/1/23	255,000	248,944
5% 10/15/22	1,832,000	1,829,710
Frontdoor, Inc. 6.75% 8/15/26 (a)	705,000	770,142
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (a)	1,900,000	1,995,594
Hertz Corp.:
6% 1/15/28 (a)	4,115,000	4,089,734
7.125% 8/1/26 (a)	1,510,000	1,608,150
IHS Markit Ltd.:
4% 3/1/26 (a)	400,000	424,744
4.75% 2/15/25 (a)	955,000	1,042,182
5% 11/1/22 (a)	200,000	213,089
KAR Auction Services, Inc. 5.125% 6/1/25 (a)	810,000	823,163
Laureate Education, Inc. 8.25% 5/1/25 (a)	6,120,000	6,609,600
Ritchie Bros. Auctioneers, Inc. 5.375% 1/15/25 (a)	830,000	864,163
Tempo Acquisition LLC 6.75% 6/1/25 (a)	3,310,000	3,409,300
The GEO Group, Inc.:
5.125% 4/1/23	140,000	123,900
5.875% 10/15/24	245,000	205,188
6% 4/15/26	1,160,000	919,300
		50,374,300
Steel - 0.3%
Allegheny Technologies, Inc. 5.875% 12/1/27	2,480,000	2,548,200
Cleveland-Cliffs, Inc. 5.75% 3/1/25	1,264,000	1,262,420
Commercial Metals Co. 5.75% 4/15/26	2,140,000	2,217,575
Infrabuild Australia Pty Ltd. 12% 10/1/24 (a)	2,225,000	2,269,500
		8,297,695
Super Retail - 0.2%
Asbury Automotive Group, Inc. 6% 12/15/24	2,565,000	2,645,156
Sonic Automotive, Inc.:
5% 5/15/23	195,000	197,438
6.125% 3/15/27	1,680,000	1,753,500
The William Carter Co. 5.625% 3/15/27 (a)	795,000	856,613
		5,452,707
Technology - 3.6%
Ascend Learning LLC:
6.875% 8/1/25 (a)	1,055,000	1,107,750
6.875% 8/1/25 (a)	110,000	115,775
Banff Merger Sub, Inc. 9.75% 9/1/26 (a)	11,460,000	10,740,885
Camelot Finance SA 4.5% 11/1/26 (a)	2,285,000	2,328,305
CDW LLC/CDW Finance Corp. 4.25% 4/1/28	2,960,000	3,092,312
Ensemble S Merger Sub, Inc. 9% 9/30/23 (a)	5,995,000	6,159,863
Entegris, Inc. 4.625% 2/10/26 (a)	1,735,000	1,793,070
Fair Isaac Corp. 5.25% 5/15/26 (a)	2,260,000	2,463,400
Gartner, Inc. 5.125% 4/1/25 (a)	905,000	948,847
Go Daddy Operating Co. LLC / GD Finance Co., Inc. 5.25% 12/1/27 (a)	2,235,000	2,346,750
Itron, Inc. 5% 1/15/26 (a)	745,000	770,557
j2 Cloud Services LLC/j2 Global Communications, Inc. 6% 7/15/25 (a)	1,775,000	1,877,063
Match Group, Inc.:
5% 12/15/27 (a)	1,235,000	1,265,875
5.625% 2/15/29 (a)	2,035,000	2,148,960
Nortonlifelock, Inc.:
4.2% 9/15/20	655,000	661,386
5% 4/15/25 (a)	6,075,000	6,134,404
Nuance Communications, Inc. 5.625% 12/15/26	1,035,000	1,099,688
Open Text Corp. 5.875% 6/1/26 (a)	7,390,000	7,866,877
Qorvo, Inc.:
4.375% 10/15/29 (a)	1,655,000	1,681,894
5.5% 7/15/26	3,820,000	4,063,525
Sensata Technologies BV 5% 10/1/25 (a)	1,910,000	2,067,575
Sensata Technologies UK Financing Co. PLC 6.25% 2/15/26 (a)	2,675,000	2,873,940
Solera LLC/Solera Finance, Inc. 10.5% 3/1/24 (a)	9,135,000	9,511,819
SS&C Technologies, Inc. 5.5% 9/30/27 (a)	1,045,000	1,118,098
TTM Technologies, Inc. 5.625% 10/1/25 (a)	3,340,000	3,406,800
VeriSign, Inc. 4.625% 5/1/23	695,000	706,294
Veritas U.S., Inc./Veritas Bermuda Ltd.:
7.5% 2/1/23 (a)	1,287,000	1,253,757
10.5% 2/1/24 (a)	14,955,000	13,758,600
		93,364,069
Telecommunications - 6.9%
Altice Financing SA:
6.625% 2/15/23 (a)	5,585,000	5,710,663
7.5% 5/15/26 (a)	10,700,000	11,381,590
Altice Finco SA:
7.625% 2/15/25 (a)	9,820,000	10,077,775
8.125% 1/15/24 (a)	1,194,000	1,229,820
C&W Senior Financing Designated Activity Co.:
6.875% 9/15/27 (a)	4,165,000	4,396,678
7.5% 10/15/26 (a)	3,905,000	4,192,994
Citizens Utilities Co. 7.05% 10/1/46	2,165,000	952,600
Cogent Communications Group, Inc. 5.375% 3/1/22 (a)	785,000	818,363
CyrusOne LP/CyrusOne Finance Corp.:
5% 3/15/24	1,720,000	1,774,696
5.375% 3/15/27	1,210,000	1,331,000
Equinix, Inc. 5.375% 5/15/27	1,410,000	1,528,088
Frontier Communications Corp.:
8% 4/1/27 (a)	4,265,000	4,403,613
8.5% 4/1/26 (a)	5,610,000	5,539,875
11% 9/15/25	6,805,000	3,130,300
Inmarsat Finance PLC 4.875% 5/15/22 (a)	395,000	398,861
Intelsat Jackson Holdings SA 8.5% 10/15/24 (a)	1,410,000	1,159,725
Intelsat Luxembourg SA 8.125% 6/1/23	9,614,000	4,374,370
Level 3 Communications, Inc. 5.75% 12/1/22	2,250,000	2,250,000
Level 3 Financing, Inc.:
3.875% 11/15/29 (a)	4,935,000	4,963,574
5.125% 5/1/23	2,740,000	2,760,550
5.375% 8/15/22	1,774,000	1,780,653
5.375% 1/15/24	4,265,000	4,334,306
5.375% 5/1/25	885,000	915,975
5.625% 2/1/23	830,000	833,113
Neptune Finco Corp.:
6.625% 10/15/25 (a)	6,020,000	6,404,678
10.875% 10/15/25 (a)	4,136,000	4,653,000
Qwest Corp. 6.75% 12/1/21	500,000	536,155
Sable International Finance Ltd. 5.75% 9/7/27 (a)	4,090,000	4,289,388
SFR Group SA:
5.5% 1/15/28 (a)	4,825,000	4,873,250
7.375% 5/1/26 (a)	12,355,000	13,188,963
8.125% 2/1/27 (a)	8,970,000	9,934,275
Sprint Capital Corp.:
6.875% 11/15/28	4,030,000	4,297,068
8.75% 3/15/32	8,750,000	10,434,375
Sprint Communications, Inc. 6% 11/15/22	2,375,000	2,499,688
Sprint Corp.:
7.125% 6/15/24	2,950,000	3,178,625
7.25% 9/15/21	1,845,000	1,956,623
7.625% 3/1/26	1,220,000	1,331,264
7.875% 9/15/23	12,370,000	13,599,269
Telecom Italia Capital SA:
6% 9/30/34	510,000	545,626
6.375% 11/15/33	285,000	315,638
Telecom Italia SpA 5.303% 5/30/24 (a)	2,020,000	2,172,045
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (a)	2,400,000	2,544,000
Telesat Canada/Telesat LLC 6.5% 10/15/27 (a)	1,735,000	1,789,132
U.S. West Communications 7.25% 9/15/25	545,000	623,944
ViaSat, Inc. 5.625% 9/15/25 (a)	1,070,000	1,086,050
Zayo Group LLC/Zayo Capital, Inc.:
5.75% 1/15/27 (a)	4,765,000	4,860,300
6.375% 5/15/25	2,725,000	2,803,344
		178,155,882
Transportation Ex Air/Rail - 1.2%
Avolon Holdings Funding Ltd.:
3.95% 7/1/24 (a)	9,000	9,332
4.375% 5/1/26 (a)	7,000	7,384
5.125% 10/1/23 (a)	12,974,000	13,945,753
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (a)	6,980,000	5,549,100
Navios Maritime Holdings, Inc.:
7.375% 1/15/22 (a)	13,390,000	7,699,250
11.25% 8/15/22 (a)	3,540,000	2,345,250
Teekay Corp. 9.25% 11/15/22 (a)	1,990,000	2,079,550
		31,635,619
Utilities - 4.7%
Clearway Energy Operating LLC 5.75% 10/15/25	2,375,000	2,493,750
DCP Midstream Operating LP 5.125% 5/15/29	4,715,000	4,785,725
Dolphin Subsidiary II, Inc. 7.25% 10/15/21	4,265,000	4,435,600
Dynegy, Inc. 5.875% 6/1/23	1,745,000	1,780,266
InterGen NV 7% 6/30/23 (a)	28,630,000	27,771,100
NextEra Energy Partners LP:
4.25% 9/15/24 (a)	3,670,000	3,770,925
4.5% 9/15/27 (a)	980,000	999,600
NRG Energy, Inc.:
5.25% 6/15/29 (a)	3,050,000	3,268,990
5.75% 1/15/28	15,610,000	16,858,800
6.625% 1/15/27	6,390,000	6,917,175
NRG Yield Operating LLC 5% 9/15/26	1,455,000	1,505,925
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (a)	7,813,150	8,477,267
Pacific Gas & Electric Co.:
3.75% 8/15/42 (f)	350,000	338,625
3.95% 12/1/47 (f)	350,000	337,750
4% 12/1/46 (f)	210,000	203,175
TerraForm Global, Inc. 6.125% 3/1/26 (a)	2,450,000	2,548,000
The AES Corp.:
4% 3/15/21	3,125,000	3,167,969
4.5% 3/15/23	2,065,000	2,116,625
4.875% 5/15/23	3,418,000	3,477,815
5.125% 9/1/27	1,815,000	1,939,781
6% 5/15/26	1,515,000	1,617,232
Vertiv Group Corp. 9.25% 10/15/24 (a)	2,450,000	2,407,125
Vistra Operations Co. LLC:
5% 7/31/27 (a)	5,405,000	5,614,444
5.5% 9/1/26 (a)	7,215,000	7,593,788
5.625% 2/15/27 (a)	5,800,000	6,091,160
		120,518,612

TOTAL NONCONVERTIBLE BONDS		2,068,072,473

TOTAL CORPORATE BONDS
(Cost $2,102,278,973)		2,094,060,695
	Shares	Value

Common Stocks - 1.8%
Automotive & Auto Parts - 0.0%
Chassix Holdings, Inc. warrants 7/29/20 (b)(g)	3,722	17,531
Motors Liquidation Co. GUC Trust (g)	28,306	254,754
UC Holdings, Inc. (b)(g)	32,168	614,409

TOTAL AUTOMOTIVE & AUTO PARTS		886,694

Broadcasting - 0.0%
DISH Network Corp. rights 12/9/19 (g)	16,438	11,178
iHeartMedia, Inc. warrants 5/1/39 (g)	8,204	126,254

TOTAL BROADCASTING		137,432

Chemicals - 0.0%
Corteva, Inc.	10,266	267,121
Dow, Inc.	10,266	547,896
DowDuPont, Inc.	2,553	165,460

TOTAL CHEMICALS		980,477

Energy - 0.1%
Forbes Energy Services Ltd. (g)	72,087	7,209
Pacific Drilling SA (g)	323,716	922,591
Tidewater, Inc.:
warrants 11/14/42 (b)(g)	23,695	361,349
warrants 11/14/42 (b)(g)	8,251	125,828
Tribune Resources, Inc. (b)(g)	182,155	579,253
Tribune Resources, Inc. warrants 3/30/23 (b)(g)	51,925	25,963
Ultra Petroleum Corp. warrants 7/14/25 (g)	33,810	0

TOTAL ENERGY		2,022,193

Food & Drug Retail - 0.3%
Southeastern Grocers, Inc. (b)(g)	158,789	5,584,609
Tops Markets Corp. (b)	2,955	1,038,860
Tops Markets Corp. (Escrow) (b)(h)	2,955,000	30

TOTAL FOOD & DRUG RETAIL		6,623,499

Gaming - 0.6%
Boyd Gaming Corp.	81,500	2,396,915
Eldorado Resorts, Inc. (g)	57,808	3,093,306
Gaming & Leisure Properties	126,400	5,334,080
Penn National Gaming, Inc. (g)	161,400	3,717,042
Red Rock Resorts, Inc.	72,855	1,704,807
Studio City International Holdings Ltd. ADR (g)	28,000	546,000

TOTAL GAMING		16,792,150

Metals/Mining - 0.0%
Warrior Metropolitan Coal, Inc.	242	4,968
Publishing/Printing - 0.0%
Tribune Publishing Co.	3,443	43,106
Services - 0.2%
CDK Global, Inc.	45,206	2,420,781
United Rentals, Inc. (g)	17,400	2,663,070

TOTAL SERVICES		5,083,851

Technology - 0.1%
Cypress Semiconductor Corp.	1,614	37,848
Lyft, Inc.	63,353	3,103,030

TOTAL TECHNOLOGY		3,140,878

Telecommunications - 0.0%
CUI Acquisition Corp. Class E (b)(g)	0	16,065
Utilities - 0.5%
NRG Energy, Inc.	60,111	2,388,210
Vistra Energy Corp.	359,562	9,539,180

TOTAL UTILITIES		11,927,390

TOTAL COMMON STOCKS
(Cost $54,376,699)		47,658,703

Convertible Preferred Stocks - 0.0%
Energy - 0.0%
Chesapeake Energy Corp. Series A, 5.75%	5,300	747,985
Telecommunications - 0.0%
Crown Castle International Corp. Series A, 6.875%	480	579,727
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $4,022,557)		1,327,712
	Principal Amount	Value

Bank Loan Obligations - 8.9%
Aerospace - 0.5%
TransDigm, Inc.:
Tranche E, term loan 3 month U.S. LIBOR + 2.500% 4.2859% 5/30/25 (c)(e)	3,497,247	3,492,631
Tranche G, term loan 3 month U.S. LIBOR + 2.500% 4.2859% 8/22/24 (c)(e)	9,904,382	9,892,001

TOTAL AEROSPACE		13,384,632

Broadcasting - 0.1%
CBS Radio, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.5543% 11/18/24 (c)(e)	361,118	362,924
iHeartMedia Capital I LLC 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.7814% 5/1/26 (c)(e)	130,997	131,760
Springer Nature Deutschland Gm Tranche B16 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.2859% 8/24/24 (c)(e)	1,258,956	1,258,364

TOTAL BROADCASTING		1,753,048

Cable/Satellite TV - 0.7%
LCPR Loan Financing LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6.7654% 10/22/26 (c)(e)	460,000	463,565
WideOpenWest Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.9528% 8/19/23 (c)(e)	17,451,486	16,927,942

TOTAL CABLE/SATELLITE TV		17,391,507

Capital Goods - 0.0%
Apergy Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.3125% 5/9/25 (c)(e)	49,759	49,635
Chemicals - 0.2%
Messer Industries U.S.A., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.6044% 3/1/26 (c)(e)	5,059,575	5,069,391
PQ Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.4271% 2/8/25 (c)(e)	73,668	73,806
Starfruit U.S. Holdco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.005% 10/1/25 (c)(e)	853,296	843,910

TOTAL CHEMICALS		5,987,107

Diversified Financial Services - 0.1%
Cabazon Finance Authority term loan 11% 3/7/24 pay-in-kind (b)(c)	2,147,784	2,147,784
HarbourVest Partners LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.0154% 3/1/25 (c)(e)	286,463	286,463
UFC Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.04% 4/29/26 (c)(e)	1,079,999	1,084,729

TOTAL DIVERSIFIED FINANCIAL SERVICES		3,518,976

Energy - 1.4%
Ascent Resources Marcellus LLC term loan 3 month U.S. LIBOR + 6.500% 8.2625% 3/30/23 (c)(e)	279,167	251,250
BCP Raptor II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.5359% 11/3/25 (c)(e)	1,187,025	1,006,989
BCP Raptor LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.0359% 6/24/24 (c)(e)	1,265,863	1,075,983
California Resources Corp.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 10.375% 12.1746% 12/31/21 (c)(e)	11,970,000	6,918,660
Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.4516% 12/31/22 (c)(e)	9,040,000	7,583,927
Citgo Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 7.000% 8.7859% 8/1/23 (c)(e)	305,000	308,050
Consolidated Energy Finance SA Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.5472% 5/7/25 (c)(e)	538,188	518,005
Epic Crude Services LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 7.04% 3/1/26 (c)(e)	8,435,000	7,939,444
Gavilan Resources LLC Tranche 2LN, term loan 3 month U.S. LIBOR + 6.000% 7.7859% 3/1/24 (c)(e)	4,780,000	1,673,000
Natgasoline LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.4375% 11/14/25 (c)(e)	436,700	438,884
Sanchez Energy Corp. 1LN, term loan 3 month U.S. LIBOR + 8.000% 10% 5/11/20 (b)(c)(e)(i)	7,291,606	7,291,606

TOTAL ENERGY		35,005,798

Food & Drug Retail - 0.5%
BI-LO LLC Tranche B, term loan 3 month U.S. LIBOR + 8.000% 10.0333% 5/31/24 (c)(e)	10,368,750	9,575,541
Lannett Co., Inc. Tranche B, term loan 3 month U.S. LIBOR + 5.370% 7.1609% 11/25/22 (c)(e)	1,858,835	1,809,706
Tops Markets LLC 1LN, term loan 3 month U.S. LIBOR + 8.500% 10.625% 11/19/23 (c)(e)	1,191,578	1,198,286

TOTAL FOOD & DRUG RETAIL		12,583,533

Gaming - 0.1%
Caesars Resort Collection LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.5359% 12/22/24 (c)(e)	2,094,196	2,077,086
Golden Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.7% 10/20/24 (c)(e)	1,244,850	1,247,190
Golden Nugget, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.6875% 10/4/23 (c)(e)	534,726	534,336

TOTAL GAMING		3,858,612

Healthcare - 0.7%
U.S. Renal Care, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6.7859% 6/13/26 (c)(e)	12,180,000	11,571,000
Valeant Pharmaceuticals International, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.7654% 6/1/25 (c)(e)	1,085,249	1,089,655
Vizient, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.5359% 5/6/26 (c)(e)	303,475	303,569
VVC Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 6.401% 2/11/26 (c)(e)	6,069,500	6,055,844

TOTAL HEALTHCARE		19,020,068

Hotels - 0.3%
Travelport Finance Luxembourg SARL 1LN, term loan 3 month U.S. LIBOR + 5.000% 7.1044% 5/29/26 (c)(e)	7,420,000	6,752,200
Insurance - 0.6%
Alliant Holdings Intermediate LLC:
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.8043% 5/10/25 (c)(e)	63,535	62,821
Tranche B-2 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.0154% 5/9/25 (c)(e)	2,054,850	2,043,035
AmWINS Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.533% 1/25/24 (c)(e)	434,414	435,231
Asurion LLC:
Tranche B 7LN, term loan 3 month U.S. LIBOR + 3.000% 4.7859% 11/3/24 (c)(e)	3,811,750	3,814,723
Tranche B, term loan 3 month U.S. LIBOR + 6.500% 8.2859% 8/4/25 (c)(e)	360,000	362,588
HUB International Ltd. Tranche B, term loan:
3 month U.S. LIBOR + 2.750% 4.9395% 4/25/25 (c)(e)	4,310,438	4,248,109
3 month U.S. LIBOR + 4.000% 5.9026% 4/25/25 (c)(e)	4,165,000	4,173,497
USI, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.1044% 5/16/24 (c)(e)	450,800	444,696

TOTAL INSURANCE		15,584,700

Leisure - 0.2%
Alterra Mountain Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.5359% 7/31/24 (c)(e)	44,213	44,286
Crown Finance U.S., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.0359% 2/28/25 (c)(e)	3,925,819	3,910,116

TOTAL LEISURE		3,954,402

Services - 0.9%
Almonde, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.4463% 6/13/25 (c)(e)	8,250,000	7,961,250
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.6963% 6/13/24 (c)(e)	3,573,231	3,490,618
IRI Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 6.6241% 11/30/25 (c)(e)	6,176,741	5,847,336
KUEHG Corp.:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 8.250% 10.3544% 8/22/25 (c)(e)	2,230,000	2,213,275
Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.8544% 2/21/25 (c)(e)	622,125	616,420
Sotheby's 1LN, term loan 1 month U.S. LIBOR + 5.500% 7.2654% 1/3/27 (c)(e)	4,075,028	3,964,228

TOTAL SERVICES		24,093,127

Super Retail - 0.3%
Bass Pro Shops LLC. Tranche B, term loan 3 month U.S. LIBOR + 5.000% 6.7016% 9/25/24 (c)(e)	7,171,818	7,039,570
Technology - 1.4%
ATS Consolidated, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.5359% 2/28/25 (c)(e)	152,675	153,057
Boxer Parent Co., Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.0359% 10/2/25 (c)(e)	1,086,788	1,044,674
Ceridian HCM Holding, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.7996% 4/30/25 (c)(e)	1,623,600	1,626,035
Financial & Risk U.S. Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.5359% 10/1/25 (c)(e)	13,172,726	13,249,523
Kronos, Inc.:
2LN, term loan 3 month U.S. LIBOR + 8.250% 10.1591% 11/1/24 (c)(e)	9,020,000	9,101,721
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.9091% 11/1/23 (c)(e)	3,336,575	3,334,139
SS&C Technologies, Inc.:
Tranche B 3LN, term loan 3 month U.S. LIBOR + 2.250% 4.0359% 4/16/25 (c)(e)	1,820,431	1,828,969
Tranche B 4LN, term loan 3 month U.S. LIBOR + 2.250% 4.0359% 4/16/25 (c)(e)	1,185,020	1,190,578
Ultimate Software Group, Inc. 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.5359% 5/4/26 (c)(e)	715,000	718,175
Vertafore, Inc. Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.0359% 7/2/26 (c)(e)	2,300,000	2,235,600
Web.com Group, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.750% 9.5125% 10/11/26 (c)(e)	559,834	536,394
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.5125% 10/11/25 (c)(e)	263,516	258,799

TOTAL TECHNOLOGY		35,277,664

Telecommunications - 0.8%
Intelsat Jackson Holdings SA:
Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.682% 11/27/23 (c)(e)	9,660,000	9,503,025
Tranche B-4, term loan 3 month U.S. LIBOR + 4.500% 6.432% 1/2/24 (c)(e)	300,000	297,483
Tranche B-5, term loan 6.625% 1/2/24	300,000	299,202
Radiate Holdco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.7859% 2/1/24 (c)(e)	5,291,708	5,252,973
SFR Group SA:
Tranche B 12LN, term loan 3 month U.S. LIBOR + 3.680% 5.4529% 1/31/26 (c)(e)	3,993,500	3,941,904
Tranche B 13LN, term loan 3 month U.S. LIBOR + 4.000% 5.7654% 8/14/26 (c)(e)	1,089,000	1,079,809
Sprint Communications, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.3125% 2/3/24 (c)(e)	599,625	592,879

TOTAL TELECOMMUNICATIONS		20,967,275

Transportation Ex Air/Rail - 0.0%
International Seaways Operating Corp. Tranche B, term loan 3 month U.S. LIBOR + 5.500% 7.79% 6/22/22 (c)(e)	389,088	390,305
Utilities - 0.1%
Pike Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.04% 7/24/26 (c)(e)	483,838	484,549
Vertiv Group Corp. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.9271% 11/30/23 (c)(e)	1,207,543	1,178,864

TOTAL UTILITIES		1,663,413

TOTAL BANK LOAN OBLIGATIONS
(Cost $237,360,808)		228,275,572

Preferred Securities - 3.7%
Banks & Thrifts - 3.4%
Bank of America Corp.:
5.875% (c)(j)	15,230,000	16,825,647
6.1% (c)(j)	3,690,000	4,109,073
6.25% (c)(j)	2,310,000	2,575,234
Citigroup, Inc.:
5% (c)(j)	6,655,000	6,879,606
5.95% (c)(j)	19,320,000	20,484,416
5.95% (c)(j)	5,000,000	5,122,850
6.3% (c)(j)	10,145,000	10,905,875
JPMorgan Chase & Co.:
5% (c)(j)	6,710,000	6,995,175
6% (c)(j)	11,680,000	12,522,362
Wells Fargo & Co. 5.9% (c)(j)	1,955,000	2,111,400

TOTAL BANKS & THRIFTS		88,531,638

Diversified Financial Services - 0.2%
AerCap Holdings NV 5.875% 10/10/79 (c)	4,180,000	4,441,083
Energy - 0.1%
MPLX LP 6.875% (c)(j)	1,270,000	1,273,175
Summit Midstream Partners LP 9.5% (c)(j)	1,065,000	591,075

TOTAL ENERGY		1,864,250

TOTAL PREFERRED SECURITIES
(Cost $90,553,586)		94,836,971
	Shares	Value

Other - 0.0%
Other - 0.0%
Tribune Co. Claim (b)(g)
(Cost $11,217)	11,217	11,217

Money Market Funds - 3.8%
Fidelity Cash Central Fund 1.61% (k)
(Cost $97,904,213)	97,886,830	97,906,407
TOTAL INVESTMENT IN SECURITIES - 99.5%
(Cost $2,586,508,053)		2,564,077,277
NET OTHER ASSETS (LIABILITIES) - 0.5%		12,491,845
NET ASSETS - 100%		$2,576,569,122

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,310,445,940 or 50.9% of net assets.

 (b) Level 3 security

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (f) Non-income producing - Security is in default.

 (g) Non-income producing

 (h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $30 or 0.0% of net assets.

 (i) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $5,208,290 and $5,208,290, respectively.

 (j) Security is perpetual in nature with no stated maturity date.

 (k) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Tops Markets Corp. (Escrow)	4/26/19	$30

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$589,710
Total	$589,710

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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